Short term investments	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Short term investments

Note 5 — Short term investments

Short term investments consist of the following:

	Carrying Value at June 30, 2022	Fair Value Measurement at June 30, 2022
		Level 1	Level 2	Level 3
Short term investments	$6,657,270	$—	$—	$6,657,270

Short-term investments are investments in wealth management product with underlying in bonds offered by private entities and other equity and debt products. The investments can be redeemed upon three months’ notice and their carrying values approximate their fair values. Loss from short term investments for the six months ended June 30, 2022 and 2021 amounted to $434,669 and nil, respectively.